TAXATION - Tax rates (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Statutory tax rate (as a percentage)		25.00%
PRC
Income tax
Statutory tax rate (as a percentage)		25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)	10.00%
Reduced withholding tax rate for beneficial owner (as a percentage)	5.00%
PRC | Qianhai Juzi
Income tax
Statutory tax rate (as a percentage)		15.00%	15.00%	15.00%
PRC | Shenzen Lexin Software and Shenzhen Dinsheng Computer Technology
Income tax
Statutory tax rate (as a percentage)		12.50%
Hong Kong
Income tax
Statutory tax rate (as a percentage)		16.50%
Assessable profits		$ 2	$ 2
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)		8.25%	8.25%
Online direct sales and services income | PRC
Value-added tax
Value added tax rate (as a percent)		13.00%
Online direct sales and services income | PRC | Minimum
Value-added tax
Value added tax rate (as a percent)			16.00%
Online direct sales and services income | PRC | Maximum
Value-added tax
Value added tax rate (as a percent)			17.00%
Premium membership fees, third-party sellers' commission fees, and financial services income | PRC
Value-added tax
Value added tax rate (as a percent)		6.00%